Bread & Butter Fund Inc.
FUND INVESTMENT OBJECTIVE/GOAL
Bread & Butter Fund, Inc. (The Fund) investment objective is to seek long-term capital appreciation.
FEES AND EXPENSES OF THE FUND
The following table describes fees and expenses that you may pay if you buy and hold Fund shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Bread & Butter Fund Inc.
Management Fees		1.00%
Distribution (and/or Service) (12b-1) Fees:		none
Other Expenses		2.00%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		3.01%
Fee Waiver and/or Expense Reimbursement	[2]	(1.00%)
Total Annual Fund Operating Expenses After Fee Waiver (and/or Expense Reimbursement)		2.01%
[1]	The Total Annual Fund Operating Expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, the indirect costs of investing in Acquired Funds.
[2]	The Adviser has contractually agreed through May 30, 2014 to reimburse the Fund for expenses that exceed 2.00% per year of the averaged total net assets of the Fund. The Fund does not consider "Acquired Fund Fees and Expenses" to be fund operating expenses subject to the 2.00% limit. The Fund will not refund the Adviser for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Bread & Butter Fund Inc.	204	836	1,494	3,257

Portfolio Turnover

The Fund pays transaction cost, such as commissions, when it buys or sells securities. A higher portfolio turnover ratio may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 30.28% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies of the Fund

The Fund will adhere to a Contrarian/Value Investment Strategy which focuses on investing primarily in small, medium and large capitalization common stocks, both domestic and foreign, which are out of favor and undervalued. In addition, the Fund can invest in undervalued securities across the capital structure in investment and below investment grade corporate and government bonds, preferred stock and REITs.

The Fund is non-diversified so it generally may invest in 15 to 40 securities. We believe that the price you pay matters to your long term rate of return. We find the best values are found in securities that are out of favor due to negative sentiment and or controversy which clouds the future outlook of an industry or sector. Simply, the Contrarian Value Investment Strategy is a process with a set of checks and balances which focuses on the best values presented by the market and avoids the hot sectors or bubble stocks of the day.

The Contrarian Value Investment Strategy uses a quantitative and qualitative discipline to determine if a security is an undervalued and an attractive long term investment. The first part of the process is to seek out those investments that trade at a discount to the following characteristic(s):

          Free-cashflow/cashflow

          Book Value or replacement cost of assets

          Current as well as anticipated future levels of earnings

          Private Market Values/Franchise Value

Then the undervalued securities are put through a qualitative four step process to determine the most attractive investments. The process includes:

1.         Complete Financial Statement Analysis/Financial Integrity - an in-depth analysis of the financial statements.

2.         Industry Dynamics - The Adviser will analyze the current competitive landscape and fundamentals within the Industry.

3.         Overall Management Strategy - The Adviser searches for high quality management teams that make prudent operating and capital allocation decisions to grow the underlying value of the business.

4.         Analyst Sentiment – usually neutral to negative at the time of purchase.

Once a position is acquired, constant research and monitoring follow throughout the holding period or until the security is liquidated. We will sell a security for the following reasons: the security becomes fair to overvalued, the initial assumptions regarding a security are invalid or inaccurate and we replace the security with a more attractive one.

Principal Risks of Investing in the Fund

If you buy shares in the Fund, you may lose money. The investment return and the principal value of an investment in the Fund can fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. We think the following summarize significant risk factors of the Fund.

Market Risks: U.S. or foreign stock markets may go down. Common stock prices can change rapidly and unpredictably as a result of political or economic events having little to nothing to do with the fundamentals of a specific security.

Company Capitalization Risks: Small and medium sized companies typically have less financial resources, more limited product lines and markets than larger companies. Also, their securities may trade less frequently and in more limited volume with potentially greater price volatility and losses than those of larger, more mature companies.

Non-Diversification Risk: The Fund can invest in a limited number of companies which may have more risk because changes in the value of a single security may have a more significant negative effect on the value of the fund’s total portfolio.

Foreign Risk: Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, and nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments.

Selection Risk: The Fund is actively managed using a Contrarian Value Investment style, so it may look and perform differently than the broad stock market indices. The securities selected by the Adviser for the Fund may under-perform the major stock indices.

Bond Risk: Bonds are subject to credit and interest rate risk. A bond could lose money if the issuer or guarantor is unable or unwilling to meet its financial obligations and defaults. Also, bonds would decline in value because of an increase in interest rates.

REIT Risk: These risks include, among other; changes in general and local economic conditions, possible declines in the value of real estate, the possible lack of available money for loans to purchase real estate, overbuilding in particular areas, prolonged vacancies in rental properties, changes in tax laws, the costs associated with damage to real estate resulting from storms and changes in property taxes, rents and interest rates.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year, 5 year and since inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available online at www.breadandbutterfund.com or by calling (440)-922-0066 Ext.106 or 888-476-8585.

ANNUAL TOTAL RETURNS (For Calendar Years Ending December 31)

The Fund’s best calendar quarter: 23.23% (Q2 2009) The Fund’s worst calendar quarter: -14.54% (Q4 2008)
Average Annual Total Returns for the Periods ended December 31, 2012
Average Annual Total Returns	1 Year	5 Years	Since Inception
Bread & Butter Fund Inc. - Comparison Index - S&P 500 Index (Reflects no deduction for fees, expenses, or taxes)	13.41%	(0.58%)	2.88%	[1]
Bread & Butter Fund Inc. - Comparison Index - S&P 500 Index with dividends reinvested (Reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	4.56%	[1]
Bread & Butter Fund Inc.	4.71%	3.60%	3.65%	[1]
Bread & Butter Fund Inc. Return after taxes on distributions	4.71%	3.51%	3.45%	[1]
Bread & Butter Fund Inc. Return after taxes on distributions and sale of Fund shares	3.99%	3.03%	3.05%	[1]
[1]	Life of Fund - from October 31, 2005.

The Fund’s after tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Your actual after tax returns depend on your individual tax situation and may differ from those shown. If your Fund shares are held through a tax-deferred account such as an IRA or 401k, then the after tax returns shown are not relevant.